Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Feb. 29, 2016
FDIC insured cash	$ 250,000		$ 250,000
Cash balance uninsured	149,876		829,839
Impairment loss on disposal of fixed assets			44,336
Accounts receivable
Deferred revenue			15,417	28,400
Research and development costs	$ 121,793	$ 566,015	$ 1,689,455	$ 1,744,480
Preferred stock, shares outstanding			1,000,000	1,000,000
Number of shares issued for conversion	1,500,000		1,500,000
Right-of-use assets	$ 260,779		$ 291,140
Lease liabilities			$ 28,534
ASC 2016-02 [Member]
Right-of-use assets					$ 200,000
Lease liabilities					$ 200,000
Warrants [Member]
Anti-dilutive common stock equivalents	23,746,866	24,216,866	24,146,866	24,290,866
Stock Options [Member]
Anti-dilutive common stock equivalents	800,000		800,000	1,100,000
Convertible Preferred Stock [Member]
Anti-dilutive common stock equivalents	1,000,000	1,000,000	1,000,000	1,000,000
Over The Next 12 Months [Member]
Deferred revenue			$ 15,417
Percentage of deferred revenue			100.00%
Revenue [Member] | Two Customers [Member]
Concentration risk percentage			100.00%
Revenue [Member] | One Customer [Member]
Concentration risk percentage				100.00%
Virginia Lease [Member]
Impairment loss on disposal of fixed assets			$ 382,961
Equipment and Furniture [Member] | Minimum [Member]
Assets estimated useful life			3 years
Equipment and Furniture [Member] | Maximum [Member]
Assets estimated useful life			5 years
Leasehold Improvements [Member]
Assets estimated useful life			10 years
Software [Member]
Assets estimated useful life			3 years